INCOME AND MINING TAXES - Other Information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
INCOME AND MINING TAXES
Deferred tax assets, valuation allowance	$ 2,815	$ 3,873